                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

1.    Name and address of issuer:
               United of Omaha Ultra-Rewards

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
      classes):                                                              [_]
               United of Omaha Series X

3.    Investment Company Act File Number:
               811-8190

      Securities Act File Number:
               333-54112

4(a). Last day of fiscal year for which this Form is filed:
               12/31/2001

4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)

4(c). [_] Check box if this is the last time the issuer will be filing this Form.

5.             Calculation of registration fee:
               (i)   Aggregate sale price of securities sold during
                     the fiscal year pursuant to rule 24(f):          $1,264,893

               (ii)  Aggregate price of securities redeemed or
                     repurchased during the fiscal year:                $160,918

               (iii) Aggregate price of securities redeemed or
                     repurchased during any prior fiscal year
                     ending no earlier than October 11, 1995
                     that were not previously used to reduce
                     registration fees payable to the Commission:
                                       $0

               (iv)  Total available redemption credits
                     [add Items 5(ii) and 5(iii):                       $160,918

               (v)   Net sales -- if Item 5(i) is greater than Item
                     5(iv) [subtract Item 5(iv) from Item 5(i)]:      $1,103,975

         -----------------------------------------------------------
         |                                                         |
         |     (vi)  Redemption credits available for use in       |
         |           future years -- if Item 5(i) is less than     |
         |           Item 5(iv) [subtract Item 5(iv) from Item     |
         |           5(i)]:                                        |
         |                             $0                          |
         |                                                         |
         -----------------------------------------------------------

               (vii) Multiplier for determining registration fee
                     (See Instruction C.9):                            x0.000092

               (viii) Registration Fee due [multiply Item 5(v) by
                      Item 5(vii)] (enter "0" if no fee is due):        =$101.57
6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
      __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                    +$
                                                                      ----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                        =$101.57

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                                                                  March 28, 2002

               Method of Delivery: Wire Transfer

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:     /s/
        ---------------------------
        Thomas J. McCusker

Title:  Executive Vice President and General Counsel

Date:   March 29, 2002